ROBECO BP SMALL CAP VALUE II | INSTITUTIONAL
ROBECO BP SMALL CAP VALUE II

The RBB Fund, Inc.

ROBECO INVESTMENT FUNDS

Robeco Boston Partners Small Cap Value Fund II

Robeco WPG Small/Micro Cap Value Fund

Institutional Class

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated May 28, 2014

to Prospectus dated December 31, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Robeco Investment Management, Inc. (“Robeco”) has agreed to enter into a contractual fee waiver agreement (“Agreement”) in order to maintain the expense ratios of the Robeco Boston Partners Small Cap Value Fund II and Robeco WPG Small/Micro Cap Value Fund (each, a “Fund”) of The RBB Fund, Inc.   Pursuant to the Agreement effective May 28, 2014, Robeco shall through December 31, 2016, waive all or a portion of its investment advisory fees and/or reimburse expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) in an aggregate amount equal to the amount by which a Fund’s total annual fund operating expenses exceeds a total operating expense ratio of:

•                  1.10% of the average daily net assets attributable to the Institutional Class Shares of the Robeco Boston Partners Small Cap Value Fund II; and

•                  1.10% of the average daily net assets attributable to Institutional Class Shares of the Robeco WPG Small/Micro Cap Value Fund.

In addition, effective May 28, 2014, the advisory fee that Robeco is entitled to receive pursuant to its investment advisory agreement with The RBB Fund, Inc. with respect to the Robeco WPG Small/Micro Cap Value Fund has been reduced to 0.80% of average daily net assets up to $500 million and 0.75% of average daily net assets in excess of $500 million.

Accordingly, the “Expenses and Fees” table and “Example” for Robeco Boston Partners Small Cap Value Fund II beginning on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ROBECO BP SMALL CAP VALUE II INSTITUTIONAL
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ROBECO BP SMALL CAP VALUE II INSTITUTIONAL
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.29%
Total annual Fund operating expenses		1.29%
Less Fee waivers and expense reimbursements	[1]	(0.19%)
Net expenses		1.10%
[1]	The Fund's investment adviser, Robeco Investment Management, Inc. ("Robeco"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (excluding certain items discussed below) for the Fund's Institutional Class shares exceeds 1.10% of the average daily net assets attributable to the Fund's Institutional Class shares. In determining Robeco's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total annual Fund operating expenses to exceed 1.10%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2016 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the three years from May 28, 2014 to May 28, 2017 the Fund's Advisory Agreement with Robeco is in effect, the Fund's Total annual Fund operating expenses for that year are less than 1.10%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ROBECO BP SMALL CAP VALUE II INSTITUTIONAL	112	350	650	1,504

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.